Employee Stock Plans (Narrative) (Details) $ / shares in Units, $ in Millions		12 Months Ended
		Feb. 01, 2015 USD ($) years_old $ / shares shares	Feb. 02, 2014 USD ($) shares	Feb. 03, 2013 USD ($) shares	Jan. 29, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage at Which Restricted Stock Lapse upon Third And Sixth Anniversaries of Date of Issuance		25.00%
Remaining Percentage of the Restricted Stock Lapsing upon the Associate's Attainment of Age Sixty Two		50.00%
Remaining Percentage of Restricted Stock Lapsing upon Earlier of Associate's Attainment of Age Sixty or the Tenth Anniversary Date		50.00%
Share-based Compensation Expense	[1]	$ 225	$ 228	$ 218
Intrinsic Value of Option Exercises in Period		$ 234	$ 181	$ 246
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares		11,045,000	13,959,000	16,617,000	33,170,000
Weighted Average Remaining Life of Options Outstanding		6 years
Intrinsic Value of Options Outstanding		$ 616
Stock Options Exercisable | shares		4,000,000
Weighted Average Exercise Price of Options Exercisable | $ / shares		$ 31.99
Weighted Average Remaining Contractual Term of Options Exercisable		4 years
Intrinsic Value of Options Exercisable		$ 292
Number of Outstanding Options Vested and Expected to Vest | shares		9,000,000
Number Of Employee Stock Purchase Plans		2
2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Authorized | shares		255,000,000
Reduction in Number of Shares Available for Issuance | shares		2.11
Shares Available for Future Grants | shares		141,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Rights, Percentage		25.00%
Age at Which Award becomes Non-Forfeitable | years_old		60
Award Requisite Service Period		5 years
Share-based Compensation Expense		$ 23	$ 24	$ 23
Unrecognized Compensation Expense		$ 39
Weighted Average Period over Which Unrecognized Compensation Will Be Recognized		2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age at Which Award becomes Non-Forfeitable | years_old		60
Age When Remaining Stock Lapses If Not Tenth Anniversary Of Grant Date | years_old		60
Age When Remaining Stock Lapses | years_old		62
Award Requisite Service Period		5 years
Share-based Compensation Arrangement By Share-based Payment Award, Maximum Period Of Restrictions Lapse		5 years
Share-based Compensation Expense		$ 168	171	166
Unrecognized Compensation Expense		$ 297
Weighted Average Period over Which Unrecognized Compensation Will Be Recognized		2 years
Fair Value of Equity Instruments Other than Options Vested in Period		$ 334	353	265
Deferred Compensation, Share-based Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense		$ 14	$ 14	$ 13

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.